PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
PROVISIONS
Schedule of the movement in provisions

	Tax provisions other than for income tax	Provision for decommissioning and restoration	Employee bonuses and other rewards	Other provisions	Total provisions
At 1 January 2015	(2,974)	(1,640)	(6,901)	(7)	(11,522)

Arising during the year	(481)	(107)	(10,478)	(27)	(11,093)
Utilised	24	—	8,706	7	8,737
Discount rate adjustment and imputed interest (change in estimates)	—	256	87	—	343
Unused amounts reversed	2,951	25	846	6	3,828
Arising due to subsidiary purchase	(15)	—	(456)	(186)	(657)
Translation adjustments and other	(30)	7	(41)	—	(64)

At 31 December 2015	(525)	(1,459)	(8,237)	(207)	(10,428)

Current 2015	(525)	—	(7,131)	(207)	(7,863)
Non-current 2015	—	(1,459)	(1,106)	—	(2,565)
At 1 January 2016	(525)	(1,459)	(8,237)	(207)	(10,428)

Arising during the year	(1,058)	(45)	(14,085)	(275)	(15,463)
Utilised	374	8	12,482	223	13,087
Discount rate adjustment and imputed interest (change in estimates)	—	(142)	(51)	—	(193)
Unused amounts reversed	742	430	1,096	34	2,302
Disposal of a subsidiary		—	91	—	91
Translation adjustments and other	10	17	152	—	179

At 31 December 2016	(457)	(1,191)	(8,552)	(225)	(10,425)

Current 2016	(457)	—	(7,393)	(225)	(8,075)
Non-current 2016	—	(1,191)	(1,159)	—	(2,350)
At 1 January 2017	(457)	(1,191)	(8,552)	(225)	(10,425)

Arising during the year	(229)	(108)	(15,181)	(534)	(16,052)
Utilised	342	5	12,203	92	12,642
Discount rate adjustment and imputed interest (change in estimates)	—	(103)	41	—	(62)
Unused amounts reversed	33	338	1,233	101	1,705
Translation adjustments and other	1	10	99	(79)	31

At 31 December 2017	(310)	(1,049)	(10,157)	(645)	(12,161)

Current 2017	(310)	—	(8,897)	(645)	(9,852)
Non-current 2017	—	(1,049)	(1,260)	—	(2,309)